Leases - Schedule of Leases Liabilities Maturities (Detail) $ in Millions	Mar. 31, 2020 USD ($)
Leases [Abstract]
2020	$ 40
2021	53
2022	50
2023	47
2024	47
Thereafter	190
Total lease payments	427
Less imputed interest	(76)
Total	$ 351